Shareholder Report, Holdings (Details) - C000220403	Nov. 30, 2024
00783V104 | Adyen N.V.
Holdings [Line Items]
Percent of Net Asset Value	10.50%
82509L107 | Shopify, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	9.70%
78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
22160N109 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
60937P106 | MongoDB, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
78709Y105 | Saia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.40%
922475108 | Veeva Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	78.20%
InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	100.00%